Derivatives and fair value measurements	12 Months Ended
Dec. 31, 2015
Derivatives and fair value measurements [Abstract]
Derivatives and fair value measurements
16.      Derivatives and fair value measurements:

The Company uses derivatives in accordance with its overall risk management strategy. The changes in the fair value of these derivatives are recognized immediately through earnings. For additional information on its derivatives accounting policy, see Note 2.

The following describes the Company's derivative classifications: The Company enters into interest rate swap contracts to economically hedge its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amount and maturity. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates to equivalent fixed rates.

As of December 31, 2015 and 2014, the Company was committed to the following 15 year interest rate swap arrangement with a call option for the bank to terminate it after 5 years duration, on March 31, 2016:

	Interest Rate Index	Principal Amount	As of December 31, 2015 Fair Value/ Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$4,233	$420	10.25	2.35%

	Interest Rate Index	Principal Amount	As of December 31, 2014 Fair Value/ Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$5,178	$592	11.25	2.35%

The Company is exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement. In order to minimize counterparty risk, the Company enters into derivative transactions with counterparties that are rated AAA or at least A at the time of the transactions.

The Company uses fuel pricing contracts to hedge exposure to changes in the net cost of marine fuel purchases. The Company has the right of offset with the counterparty of the fuel pricing contracts, and settles outstanding balances on a monthly basis. Therefore, these amounts are presented on a net basis in the consolidated balance sheets (on a gross basis: an asset of $46,949 and a liability of $24,533 as of December 31, 2015 and an asset of $43,499 and a liability of $24,558 as of December 31, 2014).

The following table presents information about its derivative instruments measured at fair value and their locations on the consolidated balance sheets:

		As of December 31,
Assets/(Liabilities)	Balance Sheet Location	2015	2014

Fuel pricing contracts	Derivative (liability)/ asset, current	$22,416	$18,941
Interest rate swaps	Derivative liability, non-current	(420)	(592)
Total, net		$21,996	$18,349

The following table presents the effect and financial statement location of its derivative instruments on its consolidated statements of income for the years ended December 31, 2015, 2014 and 2013:

Statements of Income		For the year ended December 31,
Income/ (loss)	Location	2015	2014	2013

Fuel pricing contracts	Cost of revenue - third-parties	$45,782	50,472	$(2,693)
Interest rate contracts	Interest and finance costs	62	(250)	20
Total		$45,844)	50,222	$(2,673)

The following table sets forth by level its assets/ liabilities that are measured at fair value on a recurring basis. As required by the fair value guidance, assets/ liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value measurements at December 31, 2015
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$(420)	-	(420)	$-
Fuel pricing contracts	22,416	-	22,416	-

Total	$21,996	-	21,996	$-

		Fair value measurements at December 31, 2014
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$(592)	-	(592)	$-
Fuel pricing contracts	18,941	-	18,941	-

Total	$18,349	-	18,349	$-

The fair value of the interest rate swaps is determined using the discounted cash flow method based on market-based Euribor rates swap yield curves, taking into account current interest rates. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs.

The Company uses observable inputs to calculate the mark-to-market valuation of the fuel pricing derivatives. Fuel pricing contracts are valued using quoted market prices of the underlying commodity. During the years ended December 31, 2015 and 2014, the Company entered into fuel pricing contracts for 14,553,635 metric tons and 7,784,141 metric tons, respectively.

The Company's derivatives trade in over-the-counter markets, and as such, model inputs are generally observable and do not require significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.